Other Current Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Other Current Assets

Note 13. Other Current Assets

As of December 31, 2015 and 2014, the Company’s other current assets were comprised of the following:

	For the year ended December 31,
	2015	2014
Prepaid expenses	$674	$482
Inventory	379	—
Accounts receivable	246	—
Other	97	28
Balance as of December 31	$1,396	$510